Derivative Financial Instruments and Hedge Accounting_Detailed Information About Held For Trading Instruments And Hedging Instruments(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		₩ 469,476,648	₩ 449,589,904
Assets		5,210,512	3,008,598
Liabilities		5,014,070	2,842,950
Fair value hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		11,389,923	7,545,289
Assets		286,952	151,588
Liabilities		54,458	57,538
Changes in fair value		74,372	27,076
Cash Flow Hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		6,389,915	6,214,235
Assets		42,121	27,080
Liabilities		153,244	101,551
Changes in fair value		(55,240)	(64,531)
Hedge of Net Investments in Foreign Operations
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		1,086,069	372,824
Assets		5,800	3,407
Liabilities		843,237	102,557
Changes in fair value		88,769	(13,410)
Interest rate | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		321,248,585	291,134,704
Assets		930,977	780,746
Liabilities		1,093,587	1,021,134
Forwards | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		1,824,000	570,000
Assets		50,580	206
Liabilities		107,218	84,126
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	4,540,235	2,951,770
Assets	[1]	43	698
Liabilities	[1]	1,834	235
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		300,105,350	270,091,778
Assets		631,917	512,145
Liabilities		682,401	557,511
Swaps | Fair value hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		9,217,731	5,326,500
Assets		158,914	129,085
Liabilities		51,842	29,676
Changes in fair value		(23,022)	101,448
Swaps | Cash Flow Hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		3,532,480	3,600,334
Assets		1,286	3,698
Liabilities		37,120	28,484
Changes in fair value		(11,940)	(25,997)
Options | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		14,779,000	17,521,156
Assets		248,437	267,697
Liabilities		302,134	379,262
Currency | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		130,766,525	136,772,171
Assets		3,643,775	1,554,534
Liabilities		3,364,865	1,375,350
Forwards | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		78,255,991	87,373,417
Assets		1,712,560	942,632
Liabilities		1,986,239	750,380
Forwards | Fair value hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		2,172,192	2,218,789
Assets		128,038	22,503
Liabilities		2,616	27,862
Changes in fair value		97,394	(74,372)
Forwards | Hedge of Net Investments in Foreign Operations
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		243,957	275,569
Assets		5,800	3,407
Liabilities		1,125	5,302
Changes in fair value		14,406	(10,330)
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	376,281	107,793
Assets	[1]	158	0
Liabilities	[1]	695	349
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		49,756,478	46,501,399
Assets		1,897,636	606,464
Liabilities		1,349,919	610,275
Swaps | Cash Flow Hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		2,857,435	2,613,901
Assets		40,835	23,382
Liabilities		116,124	73,067
Changes in fair value		(43,300)	(38,534)
Options | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		2,377,775	2,789,562
Assets		33,421	5,438
Liabilities		28,012	14,346
Stock and index | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		12,943,914	13,980,117
Assets		579,163	570,267
Liabilities		400,770	282,945
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	1,027,347	1,646,785
Assets	[1]	20,061	22,451
Liabilities	[1]	2,246	20,704
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		5,434,057	6,773,467
Assets		423,297	448,803
Liabilities		123,242	86,100
Options | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		6,482,510	5,559,865
Assets		135,805	99,013
Liabilities		275,282	176,141
Credit | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		3,015,782	4,433,960
Assets		19,395	19,178
Liabilities		9,700	13,659
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		3,015,782	4,433,960
Assets		19,395	19,178
Liabilities		9,700	13,659
Commodity | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		25,532	108,939
Assets		419	3,016
Liabilities		1,072	477
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	11,609	3,281
Assets	[1]	151	68
Liabilities	[1]	81	3
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		13,923	105,658
Assets		268	2,948
Liabilities		991	474
Other | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		1,476,310	3,160,013
Assets		36,783	80,857
Liabilities		144,076	149,385
Debentures in foreign currencies | Hedge of Net Investments in Foreign Operations
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		842,112	97,255
Assets		0	0
Liabilities		842,112	97,255
Changes in fair value		₩ 74,363	₩ (3,080)

[1]	Gains or losses arising from daily mark-to-market futures are reflected in the margin accounts.